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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-10569
                                   ---------------------------------------------
   Legacy Funds Group
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)
3435 Stelzer Rd. Columbus, OH 43219
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

BISYS   3435 Stelzer Rd. Columbus, OH  43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    800-554-3862
                                                    ----------------------------

Date of fiscal year end:      4/30/04
                         -------------------------------------------------------

Date of reporting period:     7/31/04
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

                                      LEGACY FUNDS GROUP
                                  MULTI-CAP CORE EQUITY FUND
                              Schedule of Portfolio Investments
                                       July 31, 2004

         SHARES OR PRINCIPAL               SECURITY
               AMOUNT                     DESCRIPTION                                              VALUE
               ------                     -----------                                              -----

COMMON STOCKS  (92.7%):
Consumer Discretionary  (14.2%):
                  94,500   Applebee's International, Inc.                                      $  2,517,480
                  76,000   Barnes & Noble, Inc. (b)                                               2,612,880
                  90,000   Black & Decker Corp.                                                   6,291,900
                 175,900   Carnival Corp.                                                         8,198,699
                  83,000   CDW Corp.                                                              5,336,900
                 190,000   Dollar General Corp.                                                   3,667,000
                  25,000   Gentex Corp.                                                             895,000
                  19,000   Helen of Troy Ltd. (b)                                                   595,270
                 170,000   Liz Claiborne, Inc.                                                    6,152,300
                  30,300   Magna International, Inc. Class A                                      2,439,150
                  49,300   Mohawk Industries, Inc. (b)                                            3,625,522
                  81,400   Omnicom Group, Inc.                                                    5,862,428
                 106,500   Ross Stores, Inc.                                                      2,465,475
                  85,000   Sara Lee Corp.                                                         1,866,600
                  25,000   Scholastic Corp. (b)                                                     687,750
                  53,100   The Men's Wearhouse, Inc. (b)                                          1,406,619
                                                                                                -----------
                                                                                                 54,620,973
                                                                                                ===========
Consumer Staples  (7.9%):
                  60,000   Avon Products, Inc.                                                    2,580,600
                  10,000   Colgate-Palmolive Co.                                                    532,000
                 160,000   Estee Lauder Co., Inc. Class A                                         7,024,000
                 128,400   Kimberly-Clark Corp.                                                   8,226,588
                 124,900   PepsiCo, Inc.                                                          6,245,000
                 112,000   Procter & Gamble Co.                                                   5,840,800
                                                                                                ===========
                                                                                                 30,448,988

Energy  (8.2%):
                 196,503   BP p.l.c. - ADR                                                       11,074,909
                 258,600   ConocoPhillips                                                        20,369,922
                                                                                                -----------
                                                                                                 31,444,831
                                                                                                ===========
Financial  (20.2%):
                 145,000   Bank of New York Co., Inc.                                             4,165,850
                  40,250   BB&T Corp.                                                             1,558,883
                  95,000   Capital One Financial Corp.                                            6,585,400
                  95,025   Cincinnati Financial Corp.                                             3,789,597
                  23,100   Clark, Inc. (b)                                                          350,196
                 128,500   Comerica, Inc.                                                         7,513,395
                 104,600   Fannie Mae                                                             7,422,416
                  34,000   Fifth Third Bancorp                                                    1,678,240
                  25,000   Freddie Mac                                                            1,607,750
                  71,000   Greater Bay Bancorp                                                    1,870,850
                 395,000   MBNA Corp.                                                             9,752,550
                 120,000   MGIC Investment Corp.                                                  8,520,000
                 175,000   Morgan Stanley                                                         8,632,750
                  75,700   National City Corp.                                                    2,763,050
                  25,000   Nationwide Financial Services, Inc.                                      886,750
                 494,000   Sovereign Bancorp, Inc.                                               10,754,379
                  18,200   Waddell & Reed Financial, Inc.                                           353,444
                                                                                                -----------
                                                                                                 78,205,500
                                                                                                ===========

                                      LEGACY FUNDS GROUP
                                  MULTI-CAP CORE EQUITY FUND
                              Schedule of Portfolio Investments
                                        July 31, 2004

         SHARES OR PRINCIPAL               SECURITY
               AMOUNT                     DESCRIPTION                                              VALUE
               ------                     -----------                                              -----

COMMON STOCKS, CONTINUED
Health Care  (12.3%):

                 155,000   Biomet, Inc.                                                        $  6,818,450
                  40,000   Cardinal Health, Inc.                                                  1,780,000
                 249,900   Health Management Associates, Inc. Class A                             5,012,994
                 149,200   Medtronic, Inc.                                                        7,410,764
                 114,000   Merck & Company, Inc.                                                  5,169,900
                 150,000   Pfizer, Inc.                                                           4,794,000
                 120,000   Renal Care Group, Inc. (b)                                             3,823,200
                 130,000   Schering-Plough Corp.                                                  2,529,800
                  99,500   Wellpoint Health Networks, Inc. (b)                                   10,059,450
                                                                                                -----------
                                                                                                 47,398,558
                                                                                                ===========
Industrials  (11.8%):
                 174,400   American Power Conversion Corp.                                        2,633,440
                 230,000   Cendant Corp.                                                          5,262,400
                 130,300   Cintas Corp.                                                           5,467,388
                 210,100   Equifax, Inc.                                                          5,067,612
                 110,700   General Electric Co.                                                   3,680,775
                  68,000   Ingersoll Rand Co., Class A                                            4,670,920
                  70,000   Interpublic Group of Cos., Inc. (b)                                      895,300
                 153,800   Jacobs Engineering Group, Inc. (b)                                     6,148,924
                 104,800   NCI Building Systems, Inc. (b)                                         3,228,888
                 135,400   Pitney Bowes, Inc.                                                     5,713,880
                  10,000   Teleflex, Inc.                                                           444,500
                  65,500   Tyco International, Ltd.                                               2,030,500
                                                                                                -----------
                                                                                                 45,244,527
                                                                                                ===========

Information Technology  (14.7%):
                  84,900   Applied Materials, Inc. (b)                                            1,440,753
                 100,000   Certegy, Inc.                                                          3,791,000
                 465,000   Cisco Systems, Inc. (b)                                                9,699,900
                 148,000   Dell Inc. (b)                                                          5,249,560
                  90,000   First Data Corp.                                                       4,014,900
                  42,000   Hewlett-Packard Co.                                                      846,300
                  65,000   Honeywell International, Inc.                                          2,444,650
                 202,000   Intel Corp.                                                            4,924,760
                  57,000   Lexmark International, Inc. (b)                                        5,044,500
                  44,400   Linear Technology Corp.                                                1,736,040
                  72,000   Macrovision Corp. (b)                                                  1,558,080
                 158,000   Microsoft Corp.                                                        4,496,680
                  75,000   Oracle Corp. (b)                                                         788,250
                  15,000   Plantronics, Inc. (b)                                                    580,200
                  40,000   QUALCOMM, Inc.                                                         2,763,200
                  60,000   SanDisk Corp. (b)                                                      1,459,200
                  52,000   Scientific-Atlanta, Inc.                                               1,599,000
                  33,700   Tech Data Corp. (b)                                                    1,262,402
                  64,000   Texas Instruments, Inc.                                                1,365,120
                  30,000   Waters Corp. (b)                                                       1,316,400
                                                                                                -----------
                                                                                                 56,380,895
                                                                                                ===========


                                      LEGACY FUNDS GROUP
                                  MULTI-CAP CORE EQUITY FUND
                              Schedule of Portfolio Investments
                                        July 31, 2004

         SHARES OR PRINCIPAL               SECURITY
               AMOUNT                     DESCRIPTION                                              VALUE
               ------                     -----------                                              -----

COMMON STOCKS, CONTINUED
Materials  (2.3%):

                 152,000   Engelhard Corp.                                                     $  4,468,800
                  95,000   Ferro Corp.                                                            1,891,450
                  40,000   Sigma-Aldrich Corp.                                                    2,297,600
                                                                                                -----------
                                                                                                  8,657,850
                                                                                                ===========
Telecom Services  (1.0%):
                  70,000   SBC Communications, Inc.                                               1,773,800
                  55,000   Verizon Communications, Inc.                                           2,119,700
                                                                                                -----------
                                                                                                  3,893,500
                                                                                                ===========
Utilities  (0.1%):
                   9,200   American Electric Power Company, Inc.                                    286,212
                                                                                                -----------
TOTAL COMMON STOCKS                                                                             356,581,834
                                                                                                ===========


INVESTMENT COMPANIES  (4.8%):

              13,535,000   Legacy Federal Money Fund                                             13,535,000
               4,865,000   Munder Institutional Money Market Fund                                 4,865,000
                                                                                                -----------
TOTAL INVESTMENT COMPANIES                                                                       18,400,000
                                                                                                ===========

REPURCHASE AGREEMENT  (1.3%):

               4,863,593   Government Agency Repurchase Agreement 1.16%, 8/2/04
                           (Dated 7/30/04, Collateralized by various U.S. Government              4,863,593
                           securities)                                                          -----------

TOTAL REPURCHASE AGREEMENT                                                                        4,863,593
                                                                                                ===========


TOTAL INVESTMENTS (COST $251,255,783) (a) 98.8%                                                 379,845,427

OTHER ASSETS IN EXCESS OF LIABILITIES 1.2%                                                        4,571,534
                                                                                                  ---------

NET ASSETS 100.0%                                                                              $384,416,961
                                                                                                ===========


------------

Percentages indicated are based on net assets of $384,416,961.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows:

                    Unrealized appreciation                        $132,093,803
                    Unrealized depreciation                          (5,499,207)
                                                                   ------------
                    Net unrealized appreciation                    $126,594,596
                                                                   ============

      Aggregate cost for federal income tax purposes is substantially the same.
 (b) Non-income producing securities.
 ADR- American Depositary Receipt.

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JULY 31, 2004

        SHARES OR PRINCIPAL           SECURITY
              AMOUNT                 DESCRIPTION                                                               VALUE
              ------                 -----------                                                               -----

U.S. GOVERNMENT AGENCY SECURITIES  (68.7%):
Federal Farm Credit Bank  (28.0%):
               1,000,000   1.05%, 8/6/04 **                                                                 $   999,857
               1,500,000   1.19%, 8/10/04 **                                                                  1,499,554
               1,000,000   1.06%, 8/12/04 **                                                                    999,682
               1,500,000   1.23%, 8/18/04 **                                                                  1,499,129
               2,500,000   1.33%, 8/24/04 *                                                                   2,499,910
               1,000,000   1.01%, 8/25/04 **                                                                    999,327
               1,000,000   1.34%, 8/30/04 **                                                                    998,921
               1,000,000   1.02%, 9/1/04 **                                                                     999,122
               1,000,000   1.38%, 9/7/04 **                                                                     998,582
               1,000,000   6.30%, 9/23/04                                                                     1,007,196
               1,000,000   1.39%, 10/1/04 **                                                                    997,645
               2,500,000   2.38%, 10/1/04                                                                     2,503,760
               1,000,000   1.25%, 10/12/04 **                                                                   997,500
               1,500,000   1.29%, 10/15/04 **                                                                 1,496,094
                 865,000   1.54%, 11/9/04 **                                                                    861,396
               1,000,000   3.88%, 12/15/04                                                                    1,009,674
                 575,000   3.88%, 2/1/05                                                                        580,763
                                                                                                             ----------
                                                                                                             20,948,112
                                                                                                             ==========
Federal Home Loan Bank  (24.1%):
               1,000,000   1.23%, 8/4/04 **                                                                     999,898
               1,008,000   1.13%, 8/11/04 **                                                                  1,007,684
               1,000,000   4.63%, 8/13/04                                                                     1,001,086
               1,000,000   1.22%, 8/16/04 **                                                                    999,492
               1,000,000   1.22%, 8/18/04 **                                                                    999,424
               1,000,000   1.28%, 8/23/04 **                                                                    999,218
               1,900,000   1.22%, 8/25/04 **                                                                  1,898,346
                 603,000   1.38%, 9/3/04 **                                                                     602,237
               1,500,000   1.44%, 9/15/04 *                                                                   1,499,999
               1,000,000   1.37%, 9/22/04 **                                                                    998,021
               1,000,000   3.63%, 10/15/04                                                                    1,004,494
               1,000,000   2.00%, 11/15/04                                                                    1,001,427
               1,000,000   1.66%, 12/3/04 **                                                                    994,317
               1,035,000   2.13%, 12/15/04                                                                    1,037,610
               1,000,000   1.45%, 1/11/05                                                                     1,000,004
               1,000,000   1.40%, 4/1/05                                                                        999,688
               1,000,000   7.25%, 5/13/05                                                                     1,040,632
                                                                                                             ----------
                                                                                                             18,083,577
                                                                                                             ==========
Sallie Mae  (7.3%):
               1,500,000   1.51%, 8/3/04 *                                                                    1,500,001
               1,500,000   1.52%, 8/3/04 *                                                                    1,500,000
               1,000,000   1.90%, 8/3/04 *                                                                    1,000,252
                 450,000   3.63%, 9/30/04                                                                       451,670
               1,000,000   2.00%, 3/15/05                                                                     1,000,971
                                                                                                             ----------
                                                                                                              5,452,894
                                                                                                             ==========

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2004

        SHARES OR PRINCIPAL           SECURITY
              AMOUNT                 DESCRIPTION                                                               VALUE
              ------                 -----------                                                               -----

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
Tennessee Valley Authority  (9.3%):
               2,500,000   1.20%, 8/12/04 **                                                                $ 2,499,102
               2,000,000   1.21%, 8/19/04 **                                                                  1,998,820
               2,500,000   1.24%, 8/26/04 **                                                                  2,497,891
                                                                                                             ----------
                                                                                                              6,995,813
                                                                                                             ==========
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                      51,480,396
                                                                                                             ==========

MASTER DEMAND NOTES  (27.7%):
Federal Home Loan Bank  (27.7%):
              20,800,000   1.18%, 8/12/04 *                                                                  20,800,000
                                                                                                             ----------
TOTAL MASTER NOTES                                                                                           20,800,000
                                                                                                             ==========

U.S. TREASURY OBLIGATIONS  (3.3%):

               2,500,000   1.17%, 8/19/04 **                                                                  2,498,524
                                                                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS                                                                               2,498,524
                                                                                                             ==========

INVESTMENT COMPANY  (0.2%):

                 114,372   Goldman Fed MM Fund                                                                  114,372
                                                                                                             ----------
TOTAL INVESTMENT COMPANY                                                                                        114,372
                                                                                                             ==========


TOTAL INVESTMENTS (COST $74,893,292) (a) 99.9%                                                               74,893,292

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%                                                                      88,557
                                                                                                             ----------

NET ASSETS  100.0%                                                                                          $74,981,849
                                                                                                             ==========


------------

Percentages indicated are based on net assets of $74,981,849.

 * Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2004. Maturity date reflects rate change date.

** Discount Note securities. The rate reflected on the Schedule of Portfolio
   Investment is the effective rate of the security.

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY, 31, 2004

         SHARES OR PRINCIPAL                SECURITY
               AMOUNT                      DESCRIPTION                                                                 VALUE
               ------                      -----------                                                                 -----

CORPORATE BONDS  (40.5%):
Banking, Finance & Insurance  (22.4%):
             $ 1,000,000   American International Group, Inc., 4.25%, 5/15/13                                       $    936,216

               1,500,000   Bank of America Corp., 4.75%, 8/15/13                                                       1,449,866
               2,000,000   Bank of New York Co., Inc., 3.63%, 1/15/09                                                  1,954,108
                 818,000   Bank One Corp., 7.63%, 8/1/05                                                                 859,386
               1,000,000   Bank One Corp., 6.00%, 2/17/09                                                              1,065,777
               1,000,000   BankAmerica Corp., 7.13%, 3/1/09                                                            1,113,672
                 500,000   Capital One Bank, 4.25%, 12/1/08                                                              495,348
               1,000,000   Caterpillar Finance, 3.45%, 1/15/09                                                           971,078
                 250,000   Caterpillar Financial Services Corp., 5.95%, 5/1/06                                           262,772
               1,818,000   CitiGroup, Inc., 5.75%, 5/10/06                                                             1,905,148
               1,000,000   CitiGroup, Inc., 5.50%, 8/9/06                                                              1,046,053
               2,000,000   CitiGroup, Inc., 3.88%, 11/3/08                                                             1,971,320
               1,000,000   CitiGroup, Inc., 3.63%, 2/9/09                                                                979,229
               1,000,000   CitiGroup, Inc., 4.75%, 12/15/10                                                              992,734
               1,819,000   Credit Suisse USA, Inc., 5.88%, 8/1/06                                                      1,912,036
                 909,000   DaimlerChrysler NA Holding, 7.75%, 6/15/05                                                    948,842
               1,000,000   Fifth Third Bank, 2.70%, 1/30/07                                                              989,981
               2,000,000   Fifth Third Bank, 3.38%, 8/15/08                                                            1,956,148
                 818,000   FleetBoston Financial Corp., 7.25%, 9/15/05                                                   859,790
               2,478,000   Ford Motor Credit Co., 7.60%, 8/1/05                                                        2,589,003
                 909,000   General Electric Capital Corp., 7.50%, 5/15/05                                                945,714
                 500,000   General Electric Capital Corp., 2.88%, 9/15/06                                                494,237
               1,000,000   General Electric Capital Corp., 4.63%, 9/15/09                                              1,017,116
               2,000,000   General Electric Capital Corp., 5.88%, 2/15/12                                              2,120,591
                 500,000   General Electric Capital Corp., 4.00%, 12/15/13                                               448,236
               1,000,000   General Motors Acceptance Corp., 5.63%, 5/15/09                                             1,002,478
               1,977,000   General Motors Acceptance Corp., 7.50%, 7/15/05                                             2,061,605
               1,159,000   General Motors Acceptance Corp., 8.75%, 7/15/05                                             1,218,599
               1,000,000   General Motors Acceptance Corp., 6.13%, 9/15/06                                             1,042,784
               1,159,000   Goldman Sachs Group, Inc., 6.63%, 12/1/04                                                    1,176,60
               1,000,000   Goldman Sachs Group, Inc., 4.13%, 1/15/08                                                   1,008,109
               2,000,000   Goldman Sachs Group, Inc., 5.70%, 9/1/12                                                    2,049,874
               1,000,000   Goldman Sachs Group, Inc., 4.75%, 7/15/13                                                     951,089
               1,000,000   International Lease Finance Corp., 4.50%, 5/1/08                                            1,022,499
               1,000,000   John Deere Capital Corp., 3.75%, 1/13/09                                                      982,314
               1,000,000   JP Morgan Chase & Co., 5.25%, 5/30/07                                                       1,044,923
                 500,000   Morgan Stanley, 5.30%, 3/1/13                                                                 498,043
               1,150,000   Morgan Stanley Dean Witter, 6.60%, 4/1/12                                                   1,248,974
               1,000,000   SLM Corp., 4.00%, 1/15/09                                                                     988,655
               1,159,000   Spear Leeds & Kellogg LP, 8.25%, 8/15/05                                                    1,218,562
                 909,000   Sunamerica, Inc., 7.34%, 8/30/05                                                              954,765
                 818,000   Wachovia Corp., 6.80%, 6/1/05                                                                 846,614
               1,160,000   Washington Mutual Financial, 8.25%, 6/15/05                                                 1,215,867
               1,000,000   Wells Fargo Co., 3.50%, 4/4/08                                                                990,577
                                                                                                                     -----------
                                                                                                                      51,807,340
                                                                                                                     ===========
Computer Services  (1.6%):
                 909,000   Computer Sciences Corp., 7.50%, 8/8/05                                                        949,091
                 910,000   Electronic Data Systems, 6.85%, 10/15/04                                                        916,0
               1,818,000   Hewlett-Packard Co., 7.15%, 6/15/05                                                         1,891,943
                                                                                                                     -----------
                                                                                                                       3,757,108
                                                                                                                     ===========
Energy  (0.6%):
                 500,000   Tennessee Valley Authority, 5.38%, 11/13/08                                                   528,731
                 909,000   Wisconsin Power & Light Co., 7.60%, 7/1/05                                                    949,910
                                                                                                                     -----------
                                                                                                                       1,478,641
                                                                                                                     ===========
Food & Beverages  (1.3%):
                 909,000   McDonald's Corp., 5.95%, 1/15/08                                                              965,676
               1,000,000   Pepsico, Inc., 3.20%, 5/15/07                                                                 997,851
               1,000,000   Tyson Foods, Inc., 6.75%, 6/1/05                                                            1,025,950
                                                                                                                     -----------
                                                                                                                       2,989,477
                                                                                                                     ===========

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY, 31, 2004

         SHARES OR PRINCIPAL                SECURITY
               AMOUNT                      DESCRIPTION                                                                 VALUE
               ------                      -----------                                                                 -----

CORPORATE BONDS, CONTINUED
Health Care  (0.6%):

              $1,318,000    McKesson  Corp., 6.30%, 3/1/05                                                          $  1,342,100
                                                                                                                     -----------

Industrial Goods & Services  (3.5%):
                 100,000   Alcan, Inc., 5.20%, 1/15/14                                                                    99,188
                 909,000   Alliedsignal, Inc., 6.13%, 7/1/05                                                             936,700
               1,160,000   Boeing Co., 8.10%, 11/15/06                                                                 1,272,406
                 409,000   Cargill, Inc., 6.25%, 5/1/06                                                                  431,611
                 500,000   Cargill, Inc., 6.60%, 7/30/07                                                                 542,747
                 910,000   Dover Corp., 6.45%, 11/15/05                                                                  951,979
               1,000,000   Dow Chemical, 5.75%, 11/15/09                                                               1,054,047
               1,000,000   Ingersoll-Rand Co., 6.25%, 5/15/06                                                          1,053,949
                 500,000   Weyerhaeuser Co., 6.75%, 3/15/12                                                              546,664
               1,000,000   Worthington Industries, Inc., 7.13%, 5/15/06                                                1,056,847
                                                                                                                     -----------
                                                                                                                       7,946,138
                                                                                                                     ===========
Multimedia  (0.2%):
                 500,000   Walt Disney Co., 5.80%, 10/27/08                                                              524,622
                                                                                                                     -----------

Newspapers  (0.4%):
                 909,000   Tribune Co., 6.68%, 6/8/05                                                                    934,941
                                                                                                                     -----------

Personal Care  (1.7%):
               2,446,000   Procter & Gamble Co., 6.60%, 12/15/04                                                       2,489,942
               1,000,000   Procter & Gamble Co., 3.50%, 12/15/08                                                         983,900
                 464,000   Procter & Gamble Co., 6.88%, 9/15/09                                                          522,361
                                                                                                                     -----------
                                                                                                                       3,996,203
                                                                                                                     ===========
Pharmaceuticals  (2.0%):
               1,818,000   Abbott Laboratories, 5.63%, 7/1/06                                                          1,907,781
                 500,000   Abbott Laboratories, 4.35%, 3/15/14                                                           473,944
                 909,000   Eli Lilly & Co., 5.50%, 7/15/06                                                               953,865
                 250,000   GlaxoSmithkline Capital, 2.38%, 4/16/07                                                       243,904
               1,000,000   Wyeth, 5.50%, 2/1/14                                                                          965,608
                                                                                                                     -----------
                                                                                                                       4,545,102
                                                                                                                     ===========
Rental Auto/Equipment  (0.5%):
               1,159,000   Hertz Corp., 8.25%, 6/1/05                                                                  1,200,455
                                                                                                                     -----------


Retail  (2.7%):
                 909,000   Albertson's, Inc., 6.55%, 8/1/04                                                              909,000
               1,159,000   May Department Stores, 6.88%, 11/1/05                                                       1,213,220
               2,000,000   Target Corp., 5.40%, 10/1/08                                                                2,103,342
               1,159,000   Wal-Mart Stores, Inc., 6.55%, 8/10/04                                                       1,159,984
               1,000,000   Wal-Mart Stores, Inc., 4.13%, 2/15/11                                                         974,596
                                                                                                                     -----------
                                                                                                                       6,360,142
                                                                                                                     ===========
Telecommunications  (3.0%):
                 500,000   Alltel Corp., 6.75%, 9/15/05                                                                  522,550
                 909,000   Bellsouth Telecommunications, 5.00%, 10/15/06                                                 942,193
               1,000,000   Comcast Corp., 5.30%, 1/15/14                                                                 975,612
               1,160,000   Deutsche Telekom International, 8.25%, 6/15/05                                              1,216,267
                 500,000   New York Telephone Co., 6.00%, 4/15/08                                                        528,366

Telecommunications

               1,159,000   Verizon Global Funding Corp., 6.75%, 12/1/05                                                1,219,602
                 500,000   Viacom, 6.40%, 1/30/06                                                                        525,820
                 909,000   Vodafone Group PLC, 7.63%, 2/15/05                                                            935,532
                                                                                                                     -----------
                                                                                                                       6,865,942
                                                                                                                     ===========
TOTAL CORPORATE BONDS                                                                                                 93,748,211
                                                                                                                     ===========

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY, 31, 2004

         SHARES OR PRINCIPAL                SECURITY
               AMOUNT                      DESCRIPTION                                                                 VALUE
               ------                      -----------                                                                 -----

U.S. TREASURY OBLIGATIONS  (20.8%):

              $5,000,000   7.00%, 7/15/06                                                                           $  5,408,790
               2,500,000   4.75%, 11/15/08                                                                             2,621,485
               2,500,000   5.50%, 5/15/09                                                                              2,704,688
               6,000,000   5.75%, 8/15/10                                                                              6,579,612
               6,000,000   5.00%, 2/15/11                                                                              6,328,362
               7,000,000   5.00%, 8/15/11                                                                              7,369,138
               5,000,000   4.38%, 8/15/12                                                                              5,027,345
               1,000,000   3.63%, 5/15/13                                                                                946,797
              11,000,000   4.75%, 5/15/14                                                                             11,235,895
                                                                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                       48,222,112
                                                                                                                     ===========


U.S. GOVERNMENT AGENCY SECURITIES  (36.9%):
Fannie Mae  (15.7%):
               4,000,000   2.25%, 5/15/06                                                                              3,964,020
               1,000,000   2.75%, 10/27/06                                                                               994,250
               1,000,000   3.25%, 1/15/08                                                                                988,608
               6,000,000   2.50%, 6/15/08                                                                              5,728,248
               3,000,000   4.00%, 9/2/08                                                                               3,003,720
               4,000,000   5.25%, 1/15/09                                                                              4,207,080
               1,000,000   3.75%, 4/16/09                                                                                986,331
               1,000,000   3.55%, 6/17/10                                                                                956,210
               5,000,000   5.38%, 11/15/11                                                                             5,222,815
               3,000,000   5.00%, 11/17/11                                                                             3,003,522
               1,000,000   6.00%, 1/18/12                                                                              1,015,200
               3,000,000   5.25%, 8/1/12                                                                               3,038,922
               3,500,000   4.63%, 5/1/13                                                                               3,363,203
                                                                                                                     -----------
                                                                                                                      36,472,129
                                                                                                                     ===========
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Bank  (17.5%):
               7,275,000   6.88%, 8/15/05                                                                              7,618,409
               2,000,000   6.50%, 11/15/05                                                                             2,099,216
               1,000,000   2.38%, 2/15/06                                                                                995,420
               5,275,000   6.38%, 8/15/06                                                                              5,624,078
               1,000,000   3.75%, 8/15/07                                                                              1,008,638
               4,000,000   6.75%, 8/15/07                                                                              4,376,424
               2,635,000   5.88%, 11/15/07                                                                             2,822,156
               1,000,000   3.38%, 2/15/08                                                                                989,368
               1,000,000   3.50%, 4/22/08                                                                                982,685
               1,000,000   5.80%, 9/2/08                                                                               1,069,884
                 600,000   5.87%, 9/2/08                                                                                 645,733
               1,000,000   3.00%, 2/27/09                                                                                994,152
               1,000,000   5.89%, 3/30/09                                                                              1,079,245
               2,000,000   3.00%, 4/29/09                                                                              1,982,322
               3,000,000   4.25%, 11/13/09                                                                             2,999,286
               1,000,000   3.50%, 7/29/11                                                                                976,445
               4,320,000   4.88%, 11/15/11                                                                             4,368,570
                                                                                                                     -----------
                                                                                                                      40,632,031
                                                                                                                     ===========

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY, 31, 2004

         SHARES OR PRINCIPAL                SECURITY
               AMOUNT                      DESCRIPTION                                                                 VALUE
               ------                      -----------                                                                 -----

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
Freddie Mac  (3.7%):

              $1,000,000   6.01%, 12/8/05                                                                           $  1,045,770
               1,000,000   7.10%, 4/10/07                                                                              1,097,731
               1,000,000   3.00%, 1/23/08                                                                                979,357
               2,000,000   2.25%, 6/20/11                                                                              1,926,818
               2,318,000   5.50%, 9/15/11                                                                              2,438,960
               1,000,000   4.50%, 9/19/13                                                                              1,011,685
                                                                                                                    ------------
                                                                                                                       8,500,321
                                                                                                                    ============
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                               85,604,481
                                                                                                                    ============

INVESTMENT COMPANIES  (0.7%):

               1,440,000   Legacy Federal Money Fund                                                                   1,440,000
                 200,000   Munder Institutional Money Market Fund                                                        200,000
                                                                                                                    ------------

TOTAL INVESTMENT COMPANIES                                                                                             1,640,000
                                                                                                                    ============


REPURCHASE AGREEMENT  (0.1%):

                 202,705   Government Agency Repurchase Agreement, 1.16%, 8/2/04                                         202,705
                           (Dated 7/30/04, Collateralized by various U.S. Government securities)                    ------------

TOTAL REPURCHASE AGREEMENT                                                                                               202,705
                                                                                                                    ============

TOTAL INVESTMENTS  (COST $226,856,247) (a) 99.0%                                                                     229,417,509

OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%                                                                             2,411,517
                                                                                                                    ------------

NET ASSETS 100.0%                                                                                                   $231,829,026
                                                                                                                    ============


------------

Percentages indicated are based on net assets of $231,829,026.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows:

                    Unrealized appreciation                                  $ 4,566,940
                    Unrealized depreciation                                   (2,005,678)
                                                                              ----------
                    Net unrealized appreciation                              $ 2,561,262
                                                                              ==========

    Aggregate cost for federal income tax purposes is substantially the same.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Legacy Funds Group
             -------------------------------------------------------------
By (Signature and Title)*  /s/ Trent Statczar
                          ------------------------------------------------
                          Trent Statczar, Treasurer
Date  September 29, 2004
     ---------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent Statczar
                          ------------------------------------------------
                          Trent Statczar, Treasurer

Date  September 29, 2004
     ---------------------------------------------------------------------

By (Signature and Title)* /s/ Walter B. Grimm
                          ------------------------------------------------
                          Walter B. Grimm, President

Date  September 29, 2004
     ---------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.